Restructuring Charges and Cost Savings Initiatives	12 Months Ended
Aug. 02, 2015
Restructuring Charges [Abstract]
Restructuring Charges
Restructuring Charges and Cost Savings Initiatives
2015 Initiatives
On January 29, 2015, we announced plans to implement a new enterprise design focused mainly on product categories. Under the new design, which we fully implemented at the beginning of 2016, our businesses are organized in the following divisions: Americas Simple Meals and Beverages, Global Biscuits and Snacks, and Campbell Fresh.
In support of the new enterprise design, we designed and implemented a new Integrated Global Services (IGS) organization to deliver shared services across the company. IGS, which became effective at the beginning of 2016, is expected to reduce costs while increasing our efficiency and effectiveness. We are also pursuing other initiatives to reduce costs and increase effectiveness, such as streamlining our organizational structure and adopting zero-based budgeting over time.
As part of these initiatives, we commenced a voluntary employee separation program available to certain U.S.-based salaried employees nearing retirement who met age, length-of-service and business unit/function criteria. A total of 471 employees elected the program. The electing employees remained with us through July 31, 2015, with some remaining beyond July 31. We also implemented an initiative to reduce overhead across the organization by eliminating approximately 230 positions. In 2015, we recorded a restructuring charge of $102 related to these initiatives.
Finally, we incurred charges of $22 recorded in Administrative expenses related to the implementation of the new organizational structure and cost reduction initiatives.
The aggregate after-tax impact of restructuring charges and implementation and other costs recorded in 2015 was $78, or $.25 per share. A summary of the pre-tax costs associated with the 2015 initiatives is as follows:

Recognized as of August 2, 2015
Severance pay and benefits	$94
Implementation and other costs	30
Total	$124

The total estimated pre-tax costs for the 2015 initiatives are approximately $250 to $325. We expect to incur these costs through 2018.
We expect the costs to consist of approximately $150 to $163 in severance pay and benefits, and approximately $100 to $162 in implementation and other costs.We expect the total pre-tax costs related to the 2015 initiatives will be associated with segments as follows: Americas Simple Meals and Beverages - approximately 32%; Global Biscuits and Snacks - approximately 30%; Campbell Fresh - approximately 3%; and Corporate - approximately 35%.
A summary of the restructuring activity and related reserves associated with the 2015 initiatives at August 2, 2015, is as follows:

	Accrued Balance at August 3, 2014	2015 Charges	2015 Cash Payments	Foreign Currency Translation Adjustment	Accrued Balance at August 2, 2015 (3)
Severance pay and benefits	$—	$87	$(1)	$(1)	$85
Other costs	—	8	—	—	8
	$—	95	$(1)	$(1)	$93
Non-cash benefits(1)		7
Implementation costs(2)		22
Total charges		$124
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(1)	Represents postretirement and pension curtailment costs. See Note 11.

(2)
Includes other costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet. The costs are included in Administrative expenses in the Consolidated Statements of Earnings.

(3)	Includes $45 of severance pay and benefits recorded in Other liabilities in the Consolidated Balance Sheet.
Segment operating results do not include restructuring charges and implementation and other costs because we evaluate segment performance excluding such charges. A summary of the pre-tax costs incurred to date associated with segments is as follows:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Corporate	Total
Severance pay and benefits	$48	$42	$1	$3	$94
Implementation and other costs	6	2	—	22	30
	$54	$44	$1	$25	$124

2014 Initiatives
In 2014, we implemented initiatives to reduce overhead across the organization, restructure manufacturing and streamline operations for our soup and broth business in China and improve supply chain efficiency in Australia. Details of the 2014 initiatives include:

•	We streamlined our salaried workforce in North America and our workforce in the Asia Pacific region. Approximately 250 positions were eliminated.

•
Together with our joint venture partner Swire Pacific Limited, we restructured manufacturing and streamlined operations for our soup and broth business in China. As a result, certain assets were impaired, and approximately 100 positions were eliminated.

•
In Australia, we implemented an initiative to improve supply chain efficiency by relocating production from our biscuit plant in Marleston to Huntingwood. The relocation will continue through 2017 and will result in the elimination of approximately 90 positions.

•	We implemented an initiative to reduce overhead across the organization by eliminating approximately 85 positions. The actions were completed in 2015.
In 2014, we recorded a restructuring charge of $54 ($33 after tax, or $.10 per share, in earnings from continuing operations attributable to Campbell Soup Company) related to the 2014 initiatives. A summary of the pre-tax costs associated with the 2014 initiatives is as follows:

Total Program
Severance pay and benefits	$41
Asset impairment	12
Other exit costs	1
Total	$54

As of the fourth quarter of 2015, we incurred substantially all of the costs related to the 2014 initiatives.
A summary of the restructuring activity and related reserves associated with the 2014 initiatives at August 2, 2015, is as follows:

	Accrued Balance at July 28, 2013	2014 Charges	2014 Cash Payments	Accrued Balance at August 3, 2014	2015 Cash Payments	Foreign Currency Translation Adjustment	Accrued Balance at August 2, 2015(2)
Severance pay and benefits	$—	$41	(13)	28	(16)	(2)	$10
Asset impairment		12
Other exit costs(1)		1
Total charges		$54
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(1)	Includes non-cash costs that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.

(2)	Includes $4 of severance pay and benefits recorded in Other liabilities in the Consolidated Balance Sheet.
Segment operating results do not include restructuring charges because we evaluate segment performance excluding such charges. A summary of restructuring charges associated with segments is as follows:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Corporate	Total
Severance pay and benefits	$13	$26	$1	$1	$41
Asset impairment	1	11	—	—	12
Other exit costs	—	1	—	—	1
	$14	$38	$1	$1	$54

2013 Initiatives
In 2013, we implemented initiatives to improve supply chain efficiency, expand access to manufacturing and distribution capabilities and reduce costs. Details of the 2013 initiatives include:

•
We implemented initiatives to improve our U.S. supply chain cost structure and increase asset utilization across our U.S. thermal plant network, including closing our Sacramento, California, thermal plant, which produced soups, sauces and beverages. The closure resulted in the elimination of approximately 700 full-time positions and was completed in phases. Most of the positions were eliminated in 2013, and operations ceased in August 2013. We shifted the majority of Sacramento's soup, sauce and beverage production to our thermal plants in Maxton, North Carolina; Napoleon, Ohio; and Paris, Texas. We also closed our South Plainfield, New Jersey, spice plant, which resulted in the elimination of 27 positions. We consolidated spice production at our Milwaukee, Wisconsin, plant in 2013.

•
In Mexico, we entered into commercial arrangements with third-party providers to expand access to manufacturing and distribution capabilities. The third-party providers produce and distribute our beverages, soups, broths and sauces throughout the Mexican market. As a result of these agreements, we closed our plant in Villagrán, Mexico, and eliminated approximately 260 positions in the first quarter of 2014.

•
We implemented an initiative to improve our Pepperidge Farm bakery supply chain cost structure by closing our plant in Aiken, South Carolina. The plant was closed in May 2014. We shifted the majority of Aiken's bread production to our bakery plant in Lakeland, Florida. Approximately 110 positions were eliminated as a result of the plant closure.

•	We streamlined our salaried workforce in Americas Simple Meals and Beverages and Campbell Fresh by approximately 70 positions. This action was substantially completed in August 2013.
In 2014, we recorded a restructuring charge of $1 related to the 2013 initiatives. In addition, we recorded approximately $3 of costs related to the 2013 initiatives in Cost of products sold, representing other exit costs. The aggregate after-tax impact of restructuring charges and related costs recorded in 2014 was $3, or $.01 per share. In 2013, we recorded a net restructuring charge of $47, inclusive of a $4 curtailment gain related to the closure of the facility in Sacramento, California. In addition, we recorded approximately $91 of costs related to these initiatives in 2013 in Cost of products sold, representing accelerated depreciation and other exit costs. The aggregate after-tax impact of restructuring charges and related costs recorded in 2013 was $87, or $.27 per share. A summary of the pre-tax costs associated with the 2013 initiatives recognized is as follows:

Total Program
Severance pay and benefits	$31
Accelerated depreciation/asset impairment	99
Other exit costs	12
Total	$142

As of the fourth quarter of 2015, we substantially completed the 2013 initiatives.
A summary of the restructuring activity and related reserves associated with the 2013 initiatives at August 2, 2015, is as follows:

	Severance Pay and Benefits	Asset Impairment/Accelerated Depreciation	Non-Cash Benefits(1)	Other Exit Costs(2)	Total Charges
Accrued balance at July 29, 2012	$—
2013 charges	32	99	(1)	8	$138
2013 cash payments	(15)
Accrued balance at July 28, 2013	$17
2014 charges	—	—	—	4	$4
2014 cash payments	(14)
Accrued balance at August 3, 2014	$3
2015 cash payments	(3)
Accrued balance at August 2, 2015	$—
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(1)	Represents pension curtailments. See Note 11.

(2)	Includes non-cash costs and other exit costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.
Segment operating results do not include restructuring charges and related costs because we evaluate segment performance excluding such charges. A summary of restructuring charges and related costs associated with segments is as follows:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Total
Severance pay and benefits	$28	$2	$1	$31
Accelerated depreciation/asset impairment	89	10	—	99
Other exit costs	10	2	—	12
	$127	$14	$1	$142